Investment in Joint Ventures (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)
Disclosure of joint ventures [line items]
Number of nominees in the board of directors from each party in the joint venture | item	2
Proceeds from sales of investment property	$ 700	$ 1,035
Gain (loss) on disposal of transferred assets	30	(146)
Capitalized cost of equity investment	$ 8	35
Legal costs capitalized		93
2562961 Ontario Ltd. [member]
Disclosure of joint ventures [line items]
Number of Board of Directors in joint venture | item	5
Sold joint venture assets	$ 1,372	2,030
Kolon Hydrogenics [member]
Disclosure of joint ventures [line items]
Number of Board of Directors in joint venture | item	4
Enbridge [member]
Disclosure of joint ventures [line items]
Equity investment percentage	49.00%
Number of nominees in the board of directors from each party in the joint venture | item	3
Proceeds from sales of investment property	$ 672	$ 995
Kolon Water And Energy Co. Ltd [member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	49.00%
Number of nominees in the board of directors from each party in the joint venture | item	2